UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    August 11, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $753,188
					(in thousands)

List of Other Included Managers:

None

SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED June 30, 2009

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                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100     11,531     217814  SH      Defined         0      217814    0       0
EASTMAN KODAK CO                 NOTE 3.375%10/1 277461BE8     26,376   32970000 PRN      Defined         0           0    0   NONE
ENERGY CONVERSION DEVICES IN     NOTE 3.000% 6/1 292659AA7      4,352    7000000 PRN      Defined         0           0    0   NONE
ESSEX PORTFOLIO L P              NOTE 3.625%11/0 29717PAB3     88,798   95451000 PRN      Defined         0           0    0   NONE
EVERGREEN SOLAR INC              NOTE 4.000% 7/1 30033RAC2     15,628   40000000 PRN      Defined         0           0    0       0
GILEAD SCIENCES INC              COM               375558103   11,738     250596  SH      Defined         0      250596    0       0
GREAT ATLANTIC & PAC TEA INC     COM               390064103      430     101265  SH      Defined         0      101265    0       0
GREAT ATLANTIC & PAC TEA INC     NOTE 6.750%12/1 390064AK9      4,509    7500000 PRN      Defined         0           0    0   NONE
HEALTH CARE REIT INC             NOTE 4.750% 7/1 42217KAQ9     17,901   19275000 PRN      Defined         0           0    0   NONE
HOSPITALITY PPTYS TR             NOTE 3.800% 3/1 44106MAK8      7,038    8429000 PRN      Defined         0           0    0   NONE
INTERNATIONAL GAME TECHNOLOG     DBCV 2.600%12/1 459902AP7      9,394    9500000 PRN      Defined         0           0    0   NONE
ISHARES TR                       MSCI EAFE IDX     464287465      916      20000  SH      Defined         0       20000    0       0
ISHARES TR                       MSCI EAFE IDX     464287465    1,374      30000  SH      Defined         0       30000    0       0
JETBLUE AIRWAYS CORP             COM               477143101    3,513     822775  SH      Defined         0      822775    0       0
JETBLUE AIRWAYS CORP             DBCV 5.500%10/1 477143AE1      4,809    5000000 PRN      Defined         0           0    0   NONE
JETBLUE AIRWAYS CORP             DBCV 5.500%10/1 477143AD3     10,363   11000000 PRN      Defined         0           0    0   NONE
LDK SOLAR CO LTD                 SPONSORED ADR   50183L107        573      50800  SH      Defined         0       50800    0       0
LUCENT TECHNOLOGIES INC          DBCV 2.750% 6/1 549463AG2     84,844   90500000 PRN      Defined         0           0    0   NONE
MASTERCARD INC                   CL A            57636Q104      5,948      35550  SH      Defined         0       35550    0       0
NABORS INDS INC                  NOTE 0.940% 5/1 629568AP1    156,748  169000000 PRN      Defined         0           0    0   NONE
OMNICOM GROUP INC                COM             681919106        218       6901  SH      Defined         0        6901    0       0
OMNICOM GROUP INC                COM             681919106        752      23800  SH  PUT Defined         0           0    0   NONE
PRICELINE COM INC                NOTE 2.250% 1/1 741503AH9     51,440   17500000 PRN      Defined         0           0    0   NONE
PRUDENTIAL FINL INC              COM               744320102   18,279     491094  SH      Defined         0      491094    0       0
QWEST                            COM               749121109    1,800     400000  SH      Defined         0      400000    0       0
SIRIUS XM RADIO INC              COM             82967N108      1,147    2666667  SH      Defined         0     2666667    0       0
SYMANTEC CORP                    COM               871503108   10,303     661300  SH      Defined         0      661300    0       0
UNION PAC CORP                   COM               907818108    2,650      50903  SH      Defined         0       50903    0       0
USEC INC                         NOTE 3.000%10/0 90333EAC2     36,396   58280000 PRN      Defined         0           0    0   NONE
VERISIGN INC                     SDCV 3.250% 8/1 92343EAD4      3,305    5000000 PRN      Defined         0           0    0   NONE
VORNADO RLTY L P                 DEB 3.875% 4/1  929043AC1    160,115  177767000 PRN      Defined         0           0    0   NONE
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